Contingencies (Details) $ in Thousands		12 Months Ended
	Nov. 26, 2020 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥) item	Mar. 31, 2022 CNY (¥)	Jun. 30, 2022 USD ($) item
Ruimin Industry (Shanghai) Co., Ltd
Disclosure of contingent liabilities [line items]
Number Of Legal Proceedings			2		2
Number of suppliers relating to dispute			2		2
Settlement made			¥ 50,000,000
Provision made | $					$ 0
Shenzhen Purcotton Technology Co., Ltd
Disclosure of contingent liabilities [line items]
Number of suppliers relating to dispute | item			1		1
Settlement made			¥ 30,000,000
Provision made			¥ 0
Tax contingencies
Disclosure of contingent liabilities [line items]
Minimum total tax payment committed to local government	¥ 965,000,000
Tax contingencies | Forecast
Disclosure of contingent liabilities [line items]
Taxation commitment for year one		¥ 175,000,000		¥ 160,000,000